Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Share Capital
As of December 31, 2023 and 2024, the Group has 1,000,000,000 shares authorized to issue and details are as follows:

	December 31, 2023			December 31, 2024
	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)	Number of issued shares	Par value per share (Korean won)	Ordinary shares (in millions of Korean won)
Ordinary shares 1	257,860,760	￦ 5,000	1,564,499	252,021,685	￦ 5,000	1,564,499

1
The Group retired 60,878,082 treasury shares against retained earnings. Based on the local regulations in Korea, upon retirement of shares, the Company has decreased the number of shares issued but has not decreased the ordinary shares capital.